UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22264

                                                 The Motley Fool Funds Trust

(Exact name of registrant as specified in charter)

Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

                                                       Alexandria, VA 22314

(Address of principal executive offices) (Zip code)

Denise Coursey

Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

                                             Alexandria, VA 22314

(Name and address of agent for service)

Registrant’s telephone number, including area code: (703) 302-1100

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Motley Fool Funds Trust

Motley Fool Independence Fund

Schedule of Investments

at July 31, 2016

(Unaudited)

Issues	Shares	Value (Note 2)

Equity Securities — 94.53%
Airlines — 0.85%
Air Arabia PJSC (United Arab Emirates)	8,000,000	$3,159,631

Auto Components — 2.02%
Gentex Corp. (United States)	200,000	3,534,000
Horizon Global Corp. (United States)*	304,933	3,979,378

		7,513,378

Banks — 10.65%
Banco Latinoamericano de Comercio Exterior SA (Panama)	513,235	14,021,580
Bank of Georgia Holdings PLC (Georgia)	165,138	5,968,659
HDFC Bank Ltd. (India)(a)	210,000	14,546,700
Sberbank of Russia (Russia)	2,400,000	5,069,798

		39,606,737

Beverages — 1.17%
Boston Beer, Co., Inc. (The) Class A (United States)*	23,720	4,337,914

Biotechnology — 1.10%
Ionis Pharmaceuticals, Inc. (United States)*	140,000	4,086,600

Building Products — 1.71%
American Woodmark Corp. (United States)*	85,771	6,366,781

Capital Markets — 1.03%
Oaktree Capital Group LLC (United States)	82,562	3,832,528

Chemicals — 2.97%
Innophos Holdings, Inc. (United States)	116,164	5,002,022
Syngenta AG (Switzerland)(a)	77,101	6,061,681

		11,063,703

Commercial Services & Supplies — 1.90%
Depa Ltd. (United Arab Emirates)*	5,815,390	2,029,571
KAR Auction Services, Inc. (United States)	117,708	5,034,371

		7,063,942

Communications Equipment — 2.28%
Infinera Corp. (United States)*	967,100	8,471,796

See Notes to Schedules of Investments.

Motley Fool Independence Fund	1

Issues	Shares	Value (Note 2)

Equity Securities (continued)
Diversified Financial Services — 2.44%
Berkshire Hathaway, Inc. Class A (United States)*	42	$9,072,000

Diversified Telecommunication Services — 1.60%
Level 3 Communications, Inc. (United States)*	117,500	5,945,500

Food & Staples Retailing — 1.80%
Costco Wholesale Corp. (United States)	40,000	6,688,800

Food Products — 4.23%
BRF - Brasil Foods SA (Brazil)(a)	223,704	3,731,383
Nestle SA (Switzerland)	68,694	5,504,631
PT Nippon Indosari Corpindo Tbk (Indonesia)	54,234,800	6,485,427

		15,721,441

Health Care Equipment & Supplies — 5.38%
Medtronic PLC (Ireland)	59,272	5,194,005
Natus Medical, Inc. (United States)*	242,900	9,553,257
Zimmer Biomet Holdings, Inc. (United States)	40,000	5,245,600

		19,992,862

Health Care Providers & Services — 3.65%
Anthem, Inc. (United States)	55,000	7,223,700
NMC Health PLC (United Arab Emirates)	435,482	6,368,550

		13,592,250

Hotels, Restaurants & Leisure — 1.59%
Chipotle Mexican Grill, Inc. (United States)*	5,000	2,119,950
Texas Roadhouse, Inc. (United States)	80,500	3,801,210

		5,921,160

Insurance — 4.73%
Loews Corp. (United States)	246,890	10,203,964
Markel Corp. (United States)*	7,800	7,400,250

		17,604,214

Internet — 1.56%
COOKPAD, Inc. (Japan)	70,000	981,160
Tencent Holdings Ltd. (Cayman Islands)	200,000	4,830,626

		5,811,786

Internet & Catalog Retail — 6.27%
Amazon.com, Inc. (United States)*	12,500	9,485,125

See Notes to Schedules of Investments.

2	Motley Fool Independence Fund

Issues	Shares	Value (Note 2)

Equity Securities (continued)
Internet & Catalog Retail (continued)
CJ O Shopping Co., Ltd. (South Korea)	28,949	$4,184,878
TripAdvisor, Inc. (United States)*	50,000	3,498,500
zooplus AG (Germany)*	42,499	6,141,216

		23,309,719

Internet Software & Services — 4.28%
Alphabet, Inc. Class A (United States)*	4,000	3,165,360
Alphabet, Inc. Class C (United States)*	9,024	6,937,561
Baidu, Inc. (China)*(a)	36,500	5,825,400

		15,928,321

Leisure Products — 1.77%
Shimano, Inc. (Japan)	42,000	6,568,411

Life Sciences Tools & Services — 1.58%
Horizon Discovery Group PLC (United Kingdom)*	1,800,000	3,775,807
Siegfried Holding Ltd. (Switzerland)	10,000	2,103,797

		5,879,604

Machinery — 2.65%
FANUC Corp. (Japan)	42,600	7,123,066
TriMas Corp. (United States)*	152,333	2,722,191

		9,845,257

Media — 2.04%
BrainJuicer Group PLC (United Kingdom)	700,000	3,890,021
Multiplus SA (Brazil)	278,600	3,705,043

		7,595,064

Miscellaneous Manufacturing — 0.01%
Top Glove Corp Bhd (Malaysia)	40,000	42,157

Multiline Retail — 1.20%
PT Mitra Adiperkasa Tbk (Indonesia)*	12,301,000	4,466,647

Pipelines — 1.53%
Kinder Morgan, Inc. (United States)	280,000	5,692,400

Real Estate Investment Trusts — 1.99%
American Tower Corp. (United States)	64,000	7,409,280

Real Estate Management & Development — 1.59%
Henderson Land Development Co., Ltd. (Hong Kong)	989,040	5,903,785

See Notes to Schedules of Investments.

Motley Fool Independence Fund	3

Issues	Shares	Value (Note 2)

Equity Securities (continued)
Semiconductors & Semiconductor Equipment — 4.22%
Intel Corp. (United States)	219,000	$7,634,340
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(a)	290,000	8,056,200

		15,690,540

Software — 3.88%
DuzonBizon Co., Ltd. (South Korea)	513,180	10,662,749
Ultimate Software Group, Inc. (The) (United States)*	18,000	3,763,800

		14,426,549

Technology Hardware, Storage & Peripherals — 1.60%
Apple, Inc. (United States)	57,000	5,939,970

Textiles, Apparel & Luxury Goods — 3.10%
Under Armour, Inc. Class A (United States)*	152,820	6,030,277
Under Armour, Inc. Class C (United States)*	153,903	5,494,355

		11,524,632

Transportation Infrastructure — 2.31%
DP World Ltd. (United Arab Emirates)	145,000	2,458,760
International Container Terminal Services, Inc. (Philippines)	4,500,000	6,119,558

		8,578,318

Wireless Telecommunication Services — 1.85%
SBA Communications Corp. Class A (United States)*	60,000	6,900,000

Total Equity Securities (Cost $ 243,702,372)		351,553,677

Participatory Notes — 3.18%
Air Freight & Logistics — 0.92%
Aramex PJSC (United Arab Emirates)(b)	3,134,000	3,413,114

Banks — 0.00%
Al Rajhi Banking & Investment Co. (Saudi Arabia)(b)(c)	—	7

Food Products — 2.26%
Almarai Co. (Saudi Arabia)(b)	583,677	8,404,280

Total Participatory Notes (Cost $ 8,612,958)		11,817,401

Other Investments — 2.34%
Temporary Cash Investment — 2.34%
BNY Mellon Cash Reserve	8,684,351	8,684,351

Total Other Investments (Cost $ 8,684,351)		8,684,351

See Notes to Schedules of Investments.

4	Motley Fool Independence Fund

Issues	Shares	Value (Note 2)

Total Investments Portfolio (Cost $ 260,999,681) — 100.05%		$372,055,429
Liabilities in Excess of Other Assets — (0.05)%		(174,941)

NET ASSETS — 100.00%
(Applicable to 18,221,795 shares outstanding)		$371,880,488

*	Non-income producing security.
(a)	ADR — American Depositary Receipts
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $11,817,401 and represents 3.18% of net assets as of July 31, 2016.

(c)	Less than 0.50 shares

PLC — Public Limited Company

See Notes to Schedules of Investments.

Motley Fool Independence Fund	5

The following tables show the top 11 holdings, sector allocation and top 11 countries in which the Fund was invested at July 31, 2016. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets

HDFC Bank Ltd.	3.91%
Banco Latinoamericano de Comercio Exterior SA	3.77
DuzonBizon Co., Ltd.	2.87
Loews Corp.	2.74
Natus Medical, Inc.	2.57
Amazon.com, Inc.	2.55
Berkshire Hathaway, Inc.	2.44
Infinera Corp.	2.28
Almarai Co.	2.26
Taiwan Semiconductor Manufacturing Co., Ltd.	2.17
Intel Corp.	2.05

29.61%

* As of the date of the report, the fund had a holding of 2.34% in the BNY Mellon Cash Reserve.
Sector Allocation	% of Net Assets

Financials	22.44%
Consumer Discretionary	17.99
Information Technology	17.82
Health Care	11.72
Industrials	10.33
Consumer Staples	9.45
Telecommunication Services	3.45
Materials	2.98
Energy	1.53

97.71%

See Notes to Schedules of Investments.

6	Motley Fool Independence Fund

Top Eleven Countries	% of Net Assets

United States*	52.51%
United Arab Emirates	4.69
South Korea	3.99
Japan	3.94
India	3.91
Panama	3.77
Switzerland	3.68
Indonesia	2.94
Saudi Arabia	2.26
Taiwan	2.17
United Kingdom	2.06

85.92%

*	As of the date of the report, the fund had a holding of 2.34% in the BNY Mellon Cash Reserve.

See Notes to Schedules of Investments.

Motley Fool Independence Fund	7

The Motley Fool Funds Trust

Motley Fool Great America Fund

Schedule of Investments

at July 31, 2016

(Unaudited)

Issues	Shares	Value (Note 2)

Equity Securities — 95.60%
Air Freight & Logistics — 3.85%
CH Robinson Worldwide, Inc. (United States)	46,000	$3,202,520
XPO Logistics, Inc. (United States)*	190,000	5,627,800

		8,830,320

Airlines — 0.95%
Spirit Airlines, Inc. (United States)*	51,000	2,180,250

Auto Components — 8.24%
Drew Industries, Inc. (United States)	99,670	9,130,769
Gentex Corp. (United States)	340,000	6,007,800
Horizon Global Corp. (United States)*	289,918	3,783,424

		18,921,993

Automobiles — 3.83%
Thor Industries, Inc. (United States)	115,000	8,802,100

Banks — 3.94%
Access National Corp. (United States)	90,529	2,012,460
Huntington Bancshares, Inc. (OH) (United States)	100,000	950,000
Towne Bank (Portsmouth VA) (United States)	265,068	6,083,305

		9,045,765

Beverages — 1.57%
Boston Beer, Co., Inc. (The) Class A (United States)*	16,120	2,948,026
Crimson Wine Group Ltd. (United States)*	78,580	665,572

		3,613,598

Biotechnology — 4.22%
Genomic Health, Inc. (United States)*	131,935	3,830,073
Ionis Pharmaceuticals, Inc. (United States)*	119,000	3,473,610
Myriad Genetics, Inc. (United States)*	77,000	2,385,460

		9,689,143

Building Products — 2.93%
American Woodmark Corp. (United States)*	90,636	6,727,910

Capital Goods — 0.94%
Watsco, Inc. (United States)	15,000	2,160,600

Capital Markets — 5.06%
Diamond Hill Investment Group, Inc. (United States)	29,023	5,543,103

See Notes to Schedules of Investments.

8	Motley Fool Great America Fund

Issues	Shares	Value (Note 2)

Equity Securities (continued)
Capital Markets (continued)
Oaktree Capital Group LLC (United States)	131,072	$6,084,362

		11,627,465

Chemicals — 1.06%
Innophos Holdings, Inc. (United States)	56,437	2,430,177

Commercial Services & Supplies — 1.58%
KAR Auction Services, Inc. (United States)	85,000	3,635,450

Communications Equipment — 2.27%
Infinera Corp. (United States)*	595,000	5,212,200

Consumer Services — 0.07%
Chuy’s Holdings, Inc. (United States)*	5,000	168,600

Diversified Financial Services — 0.41%
Leucadia National Corp. (United States)	51,995	949,429

Diversified Telecommunication Services — 1.16%
Level 3 Communications, Inc. (United States)*	52,418	2,652,351

Electronic Equipment, Instruments & Components — 2.28%
IPG Photonics Corp. (United States)*	62,000	5,225,980

Health Care Equipment & Supplies — 10.67%
Align Technology, Inc. (United States)*	49,500	4,412,925
Cooper Companies, Inc. (The) (United States)	26,000	4,744,220
Natus Medical, Inc. (United States)*	162,841	6,404,537
Tandem Diabetes Care, Inc. (United States)*	390,000	2,585,700
Varian Medical Systems, Inc. (United States)*	67,000	6,347,580

		24,494,962

Hotels, Restaurants & Leisure — 7.69%
Chipotle Mexican Grill, Inc. (United States)*	4,800	2,035,152
Panera Bread Co. Class A (United States)*	18,000	3,947,760
Texas Roadhouse, Inc. (United States)	184,929	8,732,347
Wynn Resorts Ltd. (United States)	30,000	2,938,500

		17,653,759

Household Durables — 1.17%
TRI Pointe Group, Inc. (United States)*	200,000	2,690,000

Household Products — 0.65%
Church & Dwight, Co., Inc. (United States)	15,300	1,503,072

Industrials - Machinery — 0.96%
Proto Labs, Inc. (United States)*	40,000	2,201,600

See Notes to Schedules of Investments.

Motley Fool Great America Fund	9

Issues	Shares	Value (Note 2)

Equity Securities (continued)
Insurance — 4.67%
Loews Corp. (United States)	78,000	$3,223,740
Markel Corp. (United States)*	7,900	7,495,125

		10,718,865

Internet & Catalog Retail — 1.56%
Liberty Interactive Corp. QVC Group Class A (United States)*	89,000	2,386,090
TripAdvisor, Inc. (United States)*	17,000	1,189,490

		3,575,580

Leisure Products — 0.65%
Polaris Industries, Inc. (United States)	15,000	1,481,250

Machinery — 1.01%
TriMas Corp. (United States)*	130,094	2,324,780

Paper & Forest Products — 0.69%
KapStone Paper and Packaging Corp. (United States)	110,400	1,576,512

Real Estate Investment Trusts — 2.21%
Pebblebrook Hotel Trust (United States)	30,000	889,500
STAG Industrial, Inc. (United States)	165,000	4,187,700

		5,077,200

Road & Rail — 1.41%
Genesee & Wyoming, Inc. Class A (United States)*	50,000	3,237,500

Software — 1.46%
Ultimate Software Group, Inc. (The) (United States)*	16,000	3,345,600

Software/Services — 0.82%
Splunk, Inc. (United States)*	30,000	1,876,200

Specialty Retail — 7.71%
AutoZone, Inc. (United States)*	7,300	5,941,981
Cabela’s, Inc. (United States)*	75,000	3,872,250
Tractor Supply Co. (United States)	86,000	7,881,900

		17,696,131

Textiles, Apparel & Luxury Goods — 2.26%
Under Armour, Inc. Class A (United States)*	64,000	2,525,440
Under Armour, Inc. Class C (United States)*	74,525	2,660,530

		5,185,970

Trading Companies & Distributors — 2.89%
Aceto Corp. (United States)	205,000	5,270,550
Fastenal Co. (United States)	31,750	1,357,313

		6,627,863

See Notes to Schedules of Investments.

10	Motley Fool Great America Fund

Issues	Shares	Value (Note 2)

Equity Securities (continued)
Wireless Telecommunication Services — 2.76%
SBA Communications Corp. Class A (United States)*	55,000	$6,325,000

Total Equity Securities (Cost $ 158,791,604)		219,465,175

Other Investments — 4.60%
Temporary Cash Investment — 4.60%
BNY Mellon Cash Reserve	10,550,921	10,550,921

Total Other Investments (Cost $ 10,550,921)		10,550,921

Total Investment Portfolio (Cost $ 169,342,525) — 100.20%		230,016,096
Liabilities in Excess of Other Assets — (0.20)%		(450,381)

NET ASSETS — 100.00%
(Applicable to 12,003,239 shares outstanding)		$229,565,715

*	Non-income producing security.

See Notes to Schedules of Investments.

Motley Fool Great America Fund	11

The following tables show the top 11 holdings and sectors in which the Fund was invested at July 31, 2016. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets

Drew Industries, Inc.	3.98%
Thor Industries, Inc.	3.83
Texas Roadhouse, Inc.	3.80
Tractor Supply Co.	3.43
Markel Corp.	3.26
American Woodmark Corp.	2.93
Natus Medical, Inc.	2.79
Varian Medical Systems, Inc.	2.77
SBA Communications Corp. Class A	2.76
Oaktree Capital Group LLC	2.65
Towne Bank (Portsmouth VA)	2.65

34.85%

* As of the date of the report, the fund had a holding of 4.60% in the BNY Mellon Cash Reserve.
Sector Allocation	% of Net Assets

Consumer Discretionary	33.18%
Health Care	17.19
Financials	16.30
Industrials	14.22
Information Technology	6.82
Telecommunication Services	3.91
Consumer Staples	2.23
Materials	1.75

95.60%

See Notes to Schedules of Investments.

12	Motley Fool Great America Fund

The Motley Fool Funds Trust

Motley Fool Epic Voyage Fund

Schedule of Investments

at July 31, 2016

(Unaudited)

Issues	Shares	Value (Note 2)

Equity Securities — 92.45%

Airlines — 1.27%

Air Arabia PJSC (United Arab Emirates)	1,000,000	$394,954

Banks — 10.95%

Banco Latinoamericano de Comercio Exterior SA (Panama)	51,100	1,396,052

Gronlandsbanken AB (Denmark)	9,287	812,353

HDFC Bank Ltd. (India)(a)	17,400	1,205,298

		3,413,703

Capital Markets — 2.01%

Tarpon Investimentos SA (Brazil)	303,500	627,144

Chemicals — 4.42%

Syngenta AG (Switzerland)(a)	6,000	471,720

Tessenderlo Chemie NV (Belgium)*	26,666	907,128

		1,378,848

Commercial Services & Supplies — 0.67%

Depa Ltd. (United Arab Emirates)*	601,600	209,958

Electronics — 2.57%

Renishaw PLC (United Kingdom)	23,300	802,055

Food Products — 6.69%

BRF - Brasil Foods SA (Brazil)(a)	20,000	333,600

Nestle SA (Switzerland)	6,885	551,713

PT Nippon Indosari Corpindo Tbk (Indonesia)	10,022,700	1,198,520

		2,083,833

Health Care Equipment & Supplies — 2.05%

Medtronic PLC (Ireland)	7,292	638,998

Health Care Providers & Services — 5.40%

NMC Health PLC (United Arab Emirates)	50,000	731,207

Odontoprev SA (Brazil)	237,000	950,953

		1,682,160

Internet — 3.87%

COOKPAD, Inc. (Japan)	7,500	105,124

See Notes to Schedules of Investments.

Motley Fool Epic Voyage Fund	13

Issues	Shares	Value (Note 2)

Equity Securities (continued)

Internet (continued)

Tencent Holdings Ltd. (Cayman Islands)	45,600	$1,101,383

		1,206,507

Internet & Catalog Retail — 4.64%

CJ O Shopping Co., Ltd. (South Korea)	4,002	578,531

zooplus AG (Germany)*	6,001	867,160

		1,445,691

Internet Software & Services — 2.25%

Baidu, Inc. (China)*(a)	4,400	702,240

Leisure Products — 3.14%

Shimano, Inc. (Japan)	6,250	977,442

Life Sciences Tools & Services — 3.61%

Horizon Discovery Group PLC (United Kingdom)*	335,499	703,767

Siegfried Holding Ltd. (Switzerland)	2,000	420,759

		1,124,526

Machinery — 2.90%

FANUC Corp. (Japan)	5,400	902,924

Media — 7.33%

BrainJuicer Group PLC (United Kingdom)	231,336	1,285,574

Multiplus SA (Brazil)	75,000	997,410

		2,282,984

Miscellaneous Manufacturing — 0.13%

Top Glove Corp Bhd (Malaysia)	40,000	42,157

Multiline Retail — 3.31%

PT Mitra Adiperkasa Tbk (Indonesia)*	2,842,000	1,031,966

Oil & Gas Services — 1.29%

Schlumberger Ltd. (United States)	5,000	402,600

Personal Products — 3.79%

Kobayashi Pharmaceutical Co., Ltd. (Japan)	25,000	1,179,895

Real Estate Investment Trusts — 1.73%

Lippo Malls Indonesia Retail Trust (Singapore)	1,925,000	538,431

Real Estate Management & Development — 1.95%

Henderson Land Development Co., Ltd. (Hong Kong)	101,722	607,202

See Notes to Schedules of Investments.

14	Motley Fool Epic Voyage Fund

Issues	Shares	Value (Note 2)

Equity Securities (continued)

Semiconductors & Semiconductor Equipment — 3.74%

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(a)	42,000	$1,166,760

Software — 3.99%

DuzonBizon Co., Ltd. (South Korea)	59,900	1,244,590

Specialty Retail — 4.10%

Fast Retailing Co., Ltd. (Japan)	1,800	580,873

Halfords Group PLC (United Kingdom)	149,400	695,498

		1,276,371

Textiles, Apparel & Luxury Goods — 1.18%

Swatch Group SA (The) (Switzerland)	1,400	366,582

Transportation Infrastructure — 3.47%

DP World Ltd. (United Arab Emirates)	12,000	203,484

International Container Terminal Services, Inc. (Philippines)	645,000	877,136

		1,080,620

Total Equity Securities (Cost $ 25,580,741)		28,811,141

Participatory Notes — 5.07%

Banks — 0.00%

Al Rajhi Banking & Investment Co. (Saudi Arabia)(b)(c)	—	3

Food Products — 3.89%

Almarai Co. (Saudi Arabia)(b)	84,114	1,211,152

Metals & Mining — 1.18%

Aluminium Bahrain BSC (Germany)(b)	396,998	368,418

Total Participatory Notes (Cost $ 1,299,382)		1,579,573

Other Investments — 2.66%

Temporary Cash Investment — 2.66%

BNY Mellon Cash Reserve	830,571	830,571

Total Other Investments (Cost $ 830,571)		830,571

Total Investment Portfolio (Cost $ 27,710,694) — 100.18%		31,221,285

Liabilities in Excess of Other Assets — (0.18)%		(56,869)

NET ASSETS — 100.00%

(Applicable to 2,664,471 shares outstanding)		$31,164,416

*	Non-income producing security.

(a)	ADR — American Depositary Receipts

See Notes to Schedules of Investments.

Motley Fool Epic Voyage Fund	15

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $1,579,573 and represents 5.07% of net assets as of July 31, 2016.

(c)	Less than 0.50 shares

PLC — Public Limited Company

See Notes to Schedules of Investments.

16	Motley Fool Epic Voyage Fund

The following tables show the top 11 holdings, sector allocation and top 11 countries in which the Fund was invested at July 31, 2016. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets

Banco Latinoamericano de Comercio Exterior SA	4.48%

BrainJuicer Group PLC	4.13

DuzonBizon Co., Ltd.	3.99

Almarai Co.	3.89

HDFC Bank Ltd.	3.87

PT Nippon Indosari Corpindo Tbk	3.85

Kobayashi Pharmaceutical Co., Ltd.	3.79

Taiwan Semiconductor Manufacturing Co., Ltd.	3.74

Tencent Holdings Ltd.	3.53

PT Mitra Adiperkasa TBK	3.31

Multiplus SA	3.20

41.78%

*	As of the date of the report, the fund had a holding of 2.66% in the BNY Mellon Cash Reserve.

Sector Allocation	% of Net Assets

Consumer Discretionary	23.68%

Financials	16.64

Information Technology	16.44

Consumer Staples	14.36

Health Care	11.19

Industrials	8.31

Materials	5.61

Energy	1.29

97.52%

See Notes to Schedules of Investments.

Motley Fool Epic Voyage Fund	17

Top Eleven Countries	% of Net Assets

Japan	12.02%

United Kingdom	11.19

Brazil	9.33

Indonesia	7.16

South Korea	5.85

Switzerland	5.81

United Arab Emirates	4.94

Panama	4.48

Germany	3.96

United States*	3.96

Saudi Arabia	3.89

72.59%

*	As of the date of the report, the fund had a holding of 2.66% in the BNY Mellon Cash Reserve.

See Notes to Schedules of Investments.

18	Motley Fool Epic Voyage Fund

Notes to Schedules of Investments (Unaudited)

1. Security Valuation:

Securities held by the Trust are generally valued at fair value as of the close of regular trading on each business day (generally 4 pm Eastern time) that the New York Stock Exchange (“NYSE”) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last quoted sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the OTC market are valued on the basis of the last sales price as reported by NASDAQ. If there are no sales on that day, then the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Stock options and stock index options traded on national securities exchanges or on NASDAQ are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available or whose values have been affected by events occurring before the Funds’ pricing time but after the close of the securities markets, and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees (the “Board”). Debt securities that mature in fewer than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days.

When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value (the “NAV”) may differ from quoted or published prices for the same securities.

The values of securities held by the Funds and other assets used in computing NAV are generally determined as of the time trading in such securities is completed each day, which, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities exchanges are valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment as described in the Prospectus. Foreign currency exchange rates are also generally determined before the close of the NYSE. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and the close of the NYSE. When such events materially affect the value of securities held by the Funds or their liabilities, such securities and liabilities will be valued at fair value in accordance with procedures adopted in good faith by the Board. In this regard, the Trust has retained a third party fair value pricing service to quantitatively analyze the price movement of the Funds’ holdings on foreign exchanges and to automatically determine fair value if the variation from the prior day’s closing price exceeds specified parameters. As of July 31, 2016, such price movements for certain securities had exceeded specified parameters and the third party fair value service quantitatively fair valued the affected securities. The Board will review and monitor the methods used by the service to assure itself that securities are valued at their fair values. The values of any assets and liabilities initially expressed in foreign currencies will be converted to U.S. dollars based on exchange rates supplied by a quotation service.

The Motley Fool Funds Trust	19

Fair Value Measurements

The Financial Accounting Standards Board (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value.

Investment assets reported at fair value are classified based on the lowest level input that is significant to fair value:

Level 1 — quoted prices in active markets for identical securities

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed domestic and foreign equity securities.

Level 2 — observable inputs other than Level 1 (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations, or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include investment grade corporate bonds and less liquid listed domestic and foreign equity securities.

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.

20	The Motley Fool Funds Trust

The Independence Fund had significant transfers between Level 2 and Level 1 of $5,968,659 respectively, during the period ended July 31, 2016.

The Great America Fund and the Epic Voyage Fund did not have any transfers between Level 1 and Level 2 during the period ended July 31, 2016.

Independence Fund

Valuation Inputs	Value

Level 1 — Quoted Prices
U.S. Common Stocks	$186,572,780
Foreign Common Stocks
Banks	34,536,939
Chemicals	6,061,681
Commercial Services & Supplies	2,029,571
Food Products	3,731,383
Health Care Equipment & Supplies	5,194,005
Health Care Providers & Services	6,368,550
Internet Software & Services	5,825,400
Life Sciences Tools & Services	5,879,604
Media	7,595,064
Miscellaneous Manufacturing	42,157
Semiconductors & Semiconductor Equipment	8,056,200
Temporary Cash Investment	8,684,351
Total Level 1	280,577,685
Level 2 — Other Significant Observable Inputs
Foreign Common Stocks
Airlines	3,159,631
Banks	5,069,798
Food Products	11,990,058
Internet	5,811,786
Internet & Catalog Retail	10,326,094
Leisure Products	6,568,411
Machinery	7,123,066
Multiline Retail	4,466,647
Real Estate Management & Development	5,903,785
Software	10,662,749
Transportation Infrastructure	8,578,318
Participatory Notes	11,817,401
Total Level 2	91,477,744

The Motley Fool Funds Trust	21

Independence Fund

Valuation Inputs	Value

Level 3 — Significant Unobservable Inputs	—
Total Value of Investments	$372,055,429

Great America Fund

Valuation Inputs	Value

Level 1 — Quoted Prices
U.S. Common Stocks	$219,465,175
Temporary Cash Investment	10,550,921
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total Value of Investments	$230,016,096

Epic Voyage Fund

Valuation Inputs	Value

Level 1 — Quoted Prices
U.S. Common Stocks	$402,600
Foreign Common Stocks
Banks	3,413,703
Capital Markets	627,144
Chemicals	471,720
Commercial Services & Supplies	209,958
Electronics	802,055
Food Products	333,600
Health Care Equipment & Supplies	638,998
Health Care Providers & Services	1,682,160
Internet Software & Services	702,240
Life Sciences Tools & Services	1,124,526
Media	2,282,984
Miscellaneous Manufacturing	42,157
Real Estate Investment Trusts	538,431
Semiconductors & Semiconductor Equipment	1,166,760

22	The Motley Fool Funds Trust

Epic Voyage Fund

Valuation Inputs	Value

Temporary Cash Investment	830,571
Total Level 1	15,269,607
Level 2 — Other Significant Observable Inputs
Foreign Common Stocks
Airlines	394,954
Chemicals	907,128
Food Products	1,750,233
Internet	1,206,507
Internet & Catalog Retail	1,445,691
Leisure Products	977,442
Machinery	902,924
Multiline Retail	1,031,966
Personal Products	1,179,895
Real Estate Management & Development	607,202
Software	1,244,590
Specialty Retail	1,276,371
Textiles, Apparel & Luxury Goods	366,582
Transportation Infrastructure	1,080,620
Participatory Notes	1,579,573
Total Level 2	15,951,678
Level 3 — Significant Unobservable Inputs	—
Total Value of Investments	$31,221,285

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Investment Policies and Practices:

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

Foreign Securities

The Independence Fund and the Epic Voyage Fund invest, and the Great America Fund may invest, in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts (“EDRs”) and Global

The Motley Fool Funds Trust	23

Depositary Receipts (“GDRs”)) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less-developed countries.

The purchase of securities denominated in foreign currencies will subject the value of the Funds’ investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The Funds will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that a Fund plans to purchase or to sell, but in certain limited cases, it may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Funds will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of a Fund’s total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks.

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. EDRs and GDRs are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

24	The Motley Fool Funds Trust

Types of Fixed-Income Securities

A Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by a Fund may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by Standard & Poor’s® Ratings Services (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of a Fund. Subsequent to the purchase of a fixed-income security by a Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by a Fund would not require a Fund to sell the security.

Participatory Notes

A participatory note, as used by a Fund, is an instrument used by investors to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted (or is impractical.) In countries where direct ownership by a foreign investor, such as a Fund, is not allowed by local law, such as Saudi Arabia, an investor may gain exposure to the market through a participatory note, which derives its value from a group of underlying equity securities. A participatory note is intended (disregarding the effect of any fees and expenses) to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly, and will not normally lose more than they would have lost had they invested in the underlying securities directly.

In addition to providing access to otherwise closed markets, participatory notes can also provide a less expensive option to direct investment (where ownership by foreign investors is permitted) by reducing registration and transaction costs in acquiring and selling local registered shares. The Funds’ investment manager also believes that participatory notes can offer greater liquidity in markets that restrict the ability of the Funds to dispose of an investment by either restricting transactions by size or requiring registration and/or regulatory approvals.

The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. A Fund that holds a participatory note is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note, also known as counterparty risk.

The Motley Fool Funds Trust	25

While the holder of a participatory note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights.

Participatory notes may not be traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

Real Estate Investment Trusts

Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

26	The Motley Fool Funds Trust

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for a Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent. During the period ended July 31, 2016, the Independence, the Great America and the Epic Voyage Fund invested in REITs.

Temporary Investments

During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of the money market fund. These indirect fees and expenses will be in addition to the fees and expenses of the Funds. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. Federal Income Taxes:

As of July 31, 2016, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short, and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

The Motley Fool Funds Trust	27

Independence Fund

Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities

$261,157,545	$110,897,884	$125,136,393	$(14,238,509)

Great America Fund

Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities

$169,342,525	$60,673,571	$65,292,080	$(4,618,509)

Epic Voyage Fund

Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities

$27,710,694	$3,510,591	$7,946,083	$(4,435,492)

4. Subsequent Events:

Subsequent events have been evaluated through the date that the financial statements were issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

28	The Motley Fool Funds Trust

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Motley Fool Funds Trust

By (Signature and Title)* /s/ Denise Coursey
Denise Coursey, President
(principal executive officer)

Date 9/20/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Denise Coursey
Denise Coursey, President
(principal executive officer)

Date 9/20/2016

By (Signature and Title)* /s/ Gregory N. Haygood
Gregory N. Haygood, Treasurer
(principal financial officer)

Date 9/20/2016

* Print the name and title of each signing officer under his or her signature.